TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

15.   TRADE ACCOUNTS RECEIVABLE

	December 31,
	2019	2020
	RMB	RMB

Amounts due from third parties	43,735	22,536
Amounts due from Sinopec Group Company and fellow subsidiaries	6,062	12,120
Amounts due from associates and joint ventures	6,426	4,791
	56,223	39,447
Less: Impairment losses for bad and doubtful debts	(1,848)	(3,860)
	54,375	35,587

The ageing analysis of trade accounts receivable (net of impairment losses for bad and doubtful debts) is as follows:

	December 31,
	2019	2020
	RMB	RMB

Within one year	54,027	34,509
Between one and two years	190	931
Between two and three years	64	64
Over three years	94	83
	54,375	35,587

Impairment losses for bad and doubtful debts are analyzed as follows:

	2018	2019	2020
	RMB	RMB	RMB

Balance as of January 1	612	606	1,848
Provision for the year	83	1,566	2,173
Written back for the year	(77)	(283)	(68)
Written off for the year	(19)	(41)	(23)
Others	7	—	(70)
Balance as of December 31	606	1,848	3,860

Sales are generally on a cash term. Credit is generally only available for major customers with well-established trading records. Amounts due from Sinopec Group Company and fellow subsidiaries are repayable under the same terms.

Trade accounts receivable (net of impairment losses for bad and doubtful debts) primarily represent receivables that are neither past due nor impaired. These receivables relate to a wide range of customers for whom there is no recent history of default.

Information about the impairment of trade accounts receivable and the Group’s exposure to credit risk can be found in Note 40.